VENERABLE LETTERHEAD

JAY LEMONCELLI
ASSOCIATE COUNSEL
PHONE: (610) 249-9504 | EMAIL: jay.lemoncelli@venerable.com

May 2, 2023

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 79 to Registration Statement on Form N-4
Prospectus Titles: GoldenSelect ESII®, GoldenSelect Generations®, GoldenSelect Opportunities®, and Wells Fargo Opportunities
File Nos.: 333-28679 and 811-05626

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•
The form of Prospectus Supplement, Prospectus, and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•
The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on April 18, 2023, by EDGARLink to be effective May 1, 2023.

If you have any questions regarding this submission, please call the undersigned at 610-249-9504.

Sincerely,

/s/ Jay Lemoncelli
Jay Lemoncelli